Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG Funds IV
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Supplement [Text Block]	afiv1_SupplementTextBlock

AMG FUNDS IV

AMG River Road Small Cap Value Fund

AMG River Road Small-Mid Cap Value Fund

Supplement dated June 8, 2018 to the Prospectus, dated March 1, 2018, as supplemented April 18, 2018

The following information supplements and supersedes any information to the contrary relating to AMG River Road Dividend All Cap Value Fund, AMG River Road Dividend All Cap Value Fund II, AMG River Road Small Cap Value Fund and AMG River Road Small-Mid Cap Value Fund (each, a “Fund” and collectively, the “Funds”), each a series of AMG Funds IV (the “Trust”), contained in the Funds’ Prospectus (the “Prospectus”), dated and supplemented as noted above.

Effective immediately, the Prospectus is hereby revised as follows:

The first paragraph of the section under “Summary of the Funds – AMG River Road Small-Mid Cap Value Fund” titled “Principal Investment Strategies” on page 64 is hereby deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small- and mid-capitalization companies that the subadviser believes are undervalued. The Fund currently considers small- and mid-capitalization companies to be those with market capitalizations at the time of acquisition within the range of capitalizations of companies in the Russell 2500™ Index (between $144 million and $10.641 billion as of May 12, 2017, the date of the latest reconstitution of the Index (implemented by the Index June 23, 2017)). This capitalization range will change over time. The Fund may continue to hold securities of a portfolio company that subsequently drops below or appreciates above this capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in securities of small- and mid-cap companies at any given time. Value investing involves buying stocks that the subadviser believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. The Fund may also invest in common stock of companies with market capitalizations that exceed that of the Russell 2500™ Index at the time of acquisition, real estate investment trusts (“REITs”), convertible preferred stocks, investment companies (such as exchange-traded funds (“ETFs”), open-end funds and closed-end funds) and foreign securities (directly and through depositary receipts).

The first paragraph of the section under “Summary of the Funds – AMG River Road Small Cap Value Fund” titled “Principal Investment Strategies” on page 68 is hereby deleted and replaced with the following:

Under normal conditions, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies that the subadviser believes are undervalued. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. The Fund currently considers small-cap companies to be those with market capitalizations at the time of acquisition within the range of capitalizations of companies in the Russell 2000® Index (between $144 million and $4.366 billion as of May 12, 2017, the date of the latest reconstitution of the Index (implemented by the Index June 23, 2017)). The Fund may also invest in mid-cap companies, which the Fund currently considers to be companies with market capitalizations at the time of acquisition within the range of capitalizations of companies in the Russell Midcap® Index (between $2.354 billion and $29.389 billion as of May 12, 2017, the date of the latest reconstitution of the Index (implemented by the Index June 23, 2017)). These capitalization ranges will change over time. The Fund may continue to hold securities of a portfolio company that subsequently drops below or appreciates above the small-capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in equity securities of small-cap companies at any given time. In addition, the Fund may invest in real estate investment trusts (“REITs”), convertible preferred stocks, convertible bonds, investment companies (such as exchange-traded funds (“ETFs”), open-end funds and closed-end funds) and foreign securities (directly and through depositary receipts).

AMG River Road Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	afiv1_SupplementTextBlock

AMG FUNDS IV

AMG River Road Small Cap Value Fund

Supplement dated June 8, 2018 to the Prospectus, dated March 1, 2018, as supplemented April 18, 2018

The following information supplements and supersedes any information to the contrary relating to AMG River Road Dividend All Cap Value Fund, AMG River Road Dividend All Cap Value Fund II, AMG River Road Small Cap Value Fund and AMG River Road Small-Mid Cap Value Fund (each, a “Fund” and collectively, the “Funds”), each a series of AMG Funds IV (the “Trust”), contained in the Funds’ Prospectus (the “Prospectus”), dated and supplemented as noted above.

Effective immediately, the Prospectus is hereby revised as follows:

The first paragraph of the section under “Summary of the Funds – AMG River Road Small Cap Value Fund” titled “Principal Investment Strategies” on page 68 is hereby deleted and replaced with the following:

Under normal conditions, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies that the subadviser believes are undervalued. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. The Fund currently considers small-cap companies to be those with market capitalizations at the time of acquisition within the range of capitalizations of companies in the Russell 2000® Index (between $144 million and $4.366 billion as of May 12, 2017, the date of the latest reconstitution of the Index (implemented by the Index June 23, 2017)). The Fund may also invest in mid-cap companies, which the Fund currently considers to be companies with market capitalizations at the time of acquisition within the range of capitalizations of companies in the Russell Midcap® Index (between $2.354 billion and $29.389 billion as of May 12, 2017, the date of the latest reconstitution of the Index (implemented by the Index June 23, 2017)). These capitalization ranges will change over time. The Fund may continue to hold securities of a portfolio company that subsequently drops below or appreciates above the small-capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in equity securities of small-cap companies at any given time. In addition, the Fund may invest in real estate investment trusts (“REITs”), convertible preferred stocks, convertible bonds, investment companies (such as exchange-traded funds (“ETFs”), open-end funds and closed-end funds) and foreign securities (directly and through depositary receipts).

AMG River Road Small-Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	afiv1_SupplementTextBlock

AMG FUNDS IV

AMG River Road Small-Mid Cap Value Fund

Supplement dated June 8, 2018 to the Prospectus, dated March 1, 2018, as supplemented April 18, 2018

The following information supplements and supersedes any information to the contrary relating to AMG River Road Dividend All Cap Value Fund, AMG River Road Dividend All Cap Value Fund II, AMG River Road Small Cap Value Fund and AMG River Road Small-Mid Cap Value Fund (each, a “Fund” and collectively, the “Funds”), each a series of AMG Funds IV (the “Trust”), contained in the Funds’ Prospectus (the “Prospectus”), dated and supplemented as noted above.

Effective immediately, the Prospectus is hereby revised as follows:

The first paragraph of the section under “Summary of the Funds – AMG River Road Small-Mid Cap Value Fund” titled “Principal Investment Strategies” on page 64 is hereby deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small- and mid-capitalization companies that the subadviser believes are undervalued. The Fund currently considers small- and mid-capitalization companies to be those with market capitalizations at the time of acquisition within the range of capitalizations of companies in the Russell 2500™ Index (between $144 million and $10.641 billion as of May 12, 2017, the date of the latest reconstitution of the Index (implemented by the Index June 23, 2017)). This capitalization range will change over time. The Fund may continue to hold securities of a portfolio company that subsequently drops below or appreciates above this capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in securities of small- and mid-cap companies at any given time. Value investing involves buying stocks that the subadviser believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. The Fund may also invest in common stock of companies with market capitalizations that exceed that of the Russell 2500™ Index at the time of acquisition, real estate investment trusts (“REITs”), convertible preferred stocks, investment companies (such as exchange-traded funds (“ETFs”), open-end funds and closed-end funds) and foreign securities (directly and through depositary receipts).